Loans Payable – Related Parties	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Loans Payable – Related Parties [Abstract]
LOANS PAYABLE – RELATED PARTIES

NOTE 7 – LOANS PAYABLE – RELATED PARTIES

The Company’s loans payable – related parties consisted of the following:

	December 31,	September 30,	September 30,
	2024	2024	2023
September 2023 Loan	—	—	270,000
Shareholder 2024 Loans	1,353,639	1,353,639	—
July 2024 Loan	213,349	1,213,349	—
Total	1,566,988	2,566,988	$270,000
Less: loans payable – related parties, current portion	(619,440)	(1,627,294)	—
Loans payable – related parties, net of current portion	$947,548	$939,694	$270,000

In September 2023, the Company issued a promissory note in exchange for cash consideration (the “September 2023 Loan”) for $270,000 to a Company shareholder. The September 2023 Loan bears interest of 5.0% per annum and is due and payable on September 18, 2026. In December 2023, the outstanding principal and interest of $270,563 due on the September 2023 Loan was settled through the issuance of 8,767 shares of the Company’s common stock (see Note 10). As of September 30, 2024, the September 2023 Loan and related accrued interest was extinguished.

During the year ended September 30, 2024, the Company issued promissory notes in the aggregate principal of $1,105,639 and $248,000 to a shareholder and to an entity managed by that shareholder, respectively, (collectively, the “Shareholder 2024 Loans”), in consideration of cash proceeds in the same amount in the following tranches:

October 2023	$199,000
December 2023	424,000
January 2024	25,000
February 2024	188,000
March 2024	80,000
April 2024	31,000
May 2024	100,000
June 2024	120,500
July 2024	59,000
August 2024	58,000
September 2024	69,139
Total	$1,353,639

The 2024 Shareholder Loans bear interest of 5.0% per annum and each individual loan will be due and payable three years from the date of issuance. As of December 31, 2024, the outstanding principal balance and accrued and unpaid interest of the Shareholder 2024 Loans was $1,353,639 and $44,111, respectively.

In July 2024, a shareholder of the Company made payments on the Company’s behalf to settle an obligation with an affiliate in which the shareholder has a controlling interest. The shareholder entered into an assignment of debt agreement with the affiliate whereby the affiliate assigned its right, title obligation and interest in the obligation by the Company to the shareholder (the “July 2024 Loan”). The July 2024 Loan is noninterest bearing and was due and payable at issuance. In December 2024, the Company repaid approximately $1,000,000 of the July 2024 loan. As of December 31, 2024, the outstanding principal balance of the July 2024 Loan was $213,349.

In June 2024, as part of the terms of a note payable entered into, 30.0% of the loans payable with the shareholder of the August 2023 Loan, September 2023 Loan, 2024 Shareholder Loans, and July 2024 Loan was due and payable on demand.

For the three months ended December 31, 2024 and the years ended September 30, 2024 and 2023, the interest expense related to above loans payable – related parties amounted to $0, $44,111 and $563, respectively, and has been reflected as a component of other (expense) income on the accompanying consolidated statements of operations and comprehensive loss.

As of December 31, 2024, September 30, 2024 and 2023, the related accrued and unpaid interest for above loans was $44,111, $44,111 and $563, respectively, whereby $44,111, $44,111 and $563, respectively, was reflected as interest payable – related parties, net of current portion on the accompanying consolidated balance sheets.

The loans payable – related parties mature as follows:

For the Year Ending December 31:
2025	$619,440
2026	947,548
$1,566,988

NOTE 6 – LOANS PAYABLE – RELATED PARTIES

The Company’s loans payable – related parties consisted of the following:

During the twelve months ended September 30, 2024, the Company issued promissory notes in the aggregate principal of $1,105,639 and $248,000 to a shareholder and to an entity managed by that shareholder, respectively, (collectively, the “Shareholder 2024 Loans”), in consideration of cash proceeds in the same amount in the following tranches:

October 2023	$199,000
December 2023	424,000
January 2024	25,000
February 2024	188,000
March 2024	80,000
April 2024	31,000
May 2024	100,000
June 2024	120,500
July 2024	59,000
August 2024	58,000
September 2024	69,139
Total Shareholder 2024 Loans	$1,353,639

The 2024 Shareholder Loans bear interest of 5.0% per annum and each individual loan will be due and payable three years from the date of issuance. As of September 30, 2025, the outstanding principal balance and accrued and unpaid interest of the Shareholder 2024 Loans was $1,353,639 and $108,417, respectively.

In July 2024, a shareholder of the Company made payments on the Company’s behalf to settle an obligation with an affiliate in which the shareholder has a controlling interest. The shareholder entered into an assignment of debt agreement with the affiliate whereby the affiliate assigned its right, title obligation and interest in the obligation by the Company to the shareholder (the “July 2024 Loan”). The July 2024 Loan is noninterest bearing and was due and payable at issuance. In December 2024, the Company repaid approximately $1,000,000 of the July 2024 loan. As of September 30, 2025, the outstanding principal balance of the July 2024 Loan was $213,349.

Consisting of the above-mentioned loans, the Company’s loans payable – related parties is summarized as follows:

	September 30,	December 31,
	2025	2024
Shareholder 2024 Loans	$1,353,639	$1,353,639
July 2024 Loan	1,213,349	1,213,349
	2,566,988	2,566,988
Less: repayments to date	(1,000,000)	(1,000,000)
Loans payable – related parties, current and noncurrent	$1,566,988	$1,566,988

In June 2024, as part of the terms of a note payable entered into, 30.0% of the loans payable with the shareholder of the 2024 Shareholder Loans and July 2024 Loan was due and payable on demand.

For the three and nine months ended September 30, 2025, the interest expense related to above loans payable – related parties amounted to $13,545 and $64,306, respectively, and has been reflected as a component of other (expense) income on the accompanying consolidated statements of operations and comprehensive loss.

For the three and nine months ended September 30, 2024, the interest expense related to above loans payable – related parties amounted to $15,521 and $38,249, respectively, and has been reflected as a component of other (expense) income on the accompanying consolidated statements of operations and comprehensive loss.

As of September 30, 2025 and December 31, 2024, the related accrued and unpaid interest for above loans was $108,417 and $44,111, respectively, which was reflected as interest payable – related parties, net of current portion on the accompanying consolidated balance sheets.

The loans payable – related parties mature as follows:

For the Period Ending:
June 30, 2024	$619,440
June 30, 2026	947,548
$1,566,988